Subsidiary Guarantors (Tables)	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Condensed Consolidating Statements of Operations and Comprehensive Income
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

	Year Ended December 31, 2013
($ in millions)	Huntington Ingalls Industries, Inc.	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Sales and service revenues
Product sales	$—	$5,801	$—	$—	$5,801
Service revenues	—	1,019	24	(24)	1,019
Total sales and service revenues	—	6,820	24	(24)	6,820
Cost of sales and service revenues
Cost of product sales	—	4,695	—	—	4,695
Cost of service revenues	—	888	24	(24)	888
Income (loss) from operating investments, net	—	14	—	—	14
General and administrative expenses	—	739	—	—	739
Operating income (loss)	—	512	—	—	512
Interest expense	(110)	(8)	—	—	(118)
Equity in earnings (loss) of subsidiaries	334	—	—	(334)	—
Earnings (loss) before income taxes	224	504	—	(334)	394
Federal income taxes	(37)	170	—	—	133
Net earnings (loss)	$261	$334	$—	$(334)	$261
Other comprehensive income (loss), net of tax	705	705	—	(705)	705
Comprehensive income (loss)	$966	$1,039	$—	$(1,039)	$966

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

	Year Ended December 31, 2012
($ in millions)	Huntington Ingalls Industries, Inc.	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Sales and service revenues
Product sales	$—	$5,755	$—	$—	$5,755
Service revenues	—	953	19	(19)	953
Total sales and service revenues	—	6,708	19	(19)	6,708
Cost of sales and service revenues
Cost of product sales	—	4,827	—	—	4,827
Cost of service revenues	—	802	19	(19)	802
Income (loss) from operating investments, net	—	18	—	—	18
General and administrative expenses	—	739	—	—	739
Operating income (loss)	—	358	—	—	358
Interest expense	(111)	(6)	—	—	(117)
Equity in earnings (loss) of subsidiaries	213	—	—	(213)	—
Earnings (loss) before income taxes	102	352	—	(213)	241
Federal income taxes	(44)	139	—	—	95
Net earnings (loss)	$146	$213	$—	$(213)	$146
Other comprehensive income (loss), net of tax	(364)	(364)	—	364	(364)
Comprehensive income (loss)	$(218)	$(151)	$—	$151	$(218)

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

	Year Ended December 31, 2011
($ in millions)	Huntington Ingalls Industries, Inc.	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Sales and service revenues
Product sales	$—	$5,676	$—	$—	$5,676
Service revenues	—	899	—	—	899
Total sales and service revenues	—	6,575	—	—	6,575
Cost of sales and service revenues
Cost of product sales	—	4,794	—	—	4,794
Cost of service revenues	—	777	—	—	777
Income (loss) from operating investments, net	—	20	—	—	20
General and administrative expenses	—	634	—	—	634
Goodwill impairment	—	290	—	—	290
Operating income (loss)	—	100	—	—	100
Interest expense	(89)	(15)	—	—	(104)
Equity in earnings (loss) of subsidiaries	(42)	—	—	42	—
Earnings (loss) before income taxes	(131)	85	—	42	(4)
Federal income taxes	(31)	127	—	—	96
Net earnings (loss)	$(100)	$(42)	$—	$42	$(100)
Other comprehensive income (loss), net of tax	(330)	(330)	—	330	(330)
Comprehensive income (loss)	$(430)	$(372)	$—	$372	$(430)

Condensed Consolidating Statement of Financial Position
CONDENSED CONSOLIDATING STATEMENTS OF FINANCIAL POSITION

	December 31, 2013
($ in millions)	Huntington Ingalls Industries, Inc.	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current Assets
Cash and cash equivalents	$1,042	$—	$1	$—	$1,043
Accounts receivable, net	—	1,123	—	—	1,123
Inventoried costs, net	—	311	—	—	311
Deferred income taxes	—	170	—	—	170
Prepaid expenses and other current assets	—	30	5	(6)	29
Total current assets	1,042	1,634	6	(6)	2,676
Property, plant, and equipment, net	—	1,897	—	—	1,897
Other Assets
Goodwill	—	881	—	—	881
Other purchased intangibles, net of accumulated amortization	—	528	—	—	528
Pension plan asset	—	124	—	—	124
Miscellaneous other assets	35	84	—	—	119
Investment in subsidiaries	3,295	—	—	(3,295)	—
Intercompany receivables	—	1,152	—	(1,152)	—
Total other assets	3,330	2,769	—	(4,447)	1,652
Total assets	$4,372	$6,300	$6	$(4,453)	$6,225

Liabilities and Stockholders' Equity
Current Liabilities
Trade accounts payable	$—	$337	$—	$—	$337
Accrued employees’ compensation	—	230	—	—	230
Current portion of long-term debt	79	—	—	—	79
Current portion of workers’ compensation liabilities	—	230	—	—	230
Current portion of postretirement plan liabilities	—	139	—	—	139
Advance payments and billings in excess of revenues	—	115	—	—	115
Other current liabilities	25	237	6	(6)	262
Total current liabilities	104	1,288	6	(6)	1,392
Long-term debt	1,595	105	—	—	1,700
Other postretirement plan liabilities	—	477	—	—	477
Pension plan liabilities	—	529	—	—	529
Workers’ compensation liabilities	—	419	—	—	419
Deferred tax liabilities	—	83	—	—	83
Other long-term liabilities	—	104	—	—	104
Intercompany liabilities	1,152	—	—	(1,152)	—
Total liabilities	2,851	3,005	6	(1,158)	4,704
Stockholders’ equity	1,521	3,295	—	(3,295)	1,521
Total liabilities and stockholders’ equity	$4,372	$6,300	$6	$(4,453)	$6,225
CONDENSED CONSOLIDATING STATEMENTS OF FINANCIAL POSITION

	December 31, 2012
($ in millions)	Huntington Ingalls Industries, Inc.	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current Assets
Cash and cash equivalents	$1,056	$—	$1	$—	$1,057
Accounts receivable, net	—	905	—	—	905
Inventoried costs, net	—	288	—	—	288
Deferred income taxes	—	213	—	—	213
Prepaid expenses and other current assets	—	22	4	(5)	21
Total current assets	1,056	1,428	5	(5)	2,484
Property, plant, and equipment, net	—	2,034	—	—	2,034
Other Assets
Goodwill	—	881	—	—	881
Other purchased intangibles, net of accumulated amortization	—	548	—	—	548
Miscellaneous other assets	39	406	—	—	445
Investment in subsidiaries	2,282	—	—	(2,282)	—
Intercompany receivables	—	960	—	(960)	—
Total other assets	2,321	2,795	—	(3,242)	1,874
Total assets	$3,377	$6,257	$5	$(3,247)	$6,392

Liabilities and Stockholders' Equity
Current Liabilities
Trade accounts payable	$—	$377	$—	$—	$377
Accrued employees’ compensation	—	235	—	—	235
Current portion of long-term debt	51	—	—	—	51
Current portion of workers’ compensation liabilities	—	216	—	—	216
Current portion of postretirement plan liabilities	—	166	—	—	166
Advance payments and billings in excess of revenues	—	134	—	—	134
Other current liabilities	25	180	5	(5)	205
Total current liabilities	76	1,308	5	(5)	1,384
Long-term debt	1,674	105	—	—	1,779
Other postretirement plan liabilities	—	799	—	—	799
Pension plan liabilities	—	1,301	—	—	1,301
Workers’ compensation liabilities	—	403	—	—	403
Other long-term liabilities	—	59	—	—	59
Intercompany liabilities	960	—	—	(960)	—
Total liabilities	2,710	3,975	5	(965)	5,725
Stockholders’ equity	667	2,282	—	(2,282)	667
Total liabilities and stockholders’ equity	$3,377	$6,257	$5	$(3,247)	$6,392

Condensed Consolidating Statements of Cash Flows
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

	Year Ended December 31, 2013
($ in millions)	Huntington Ingalls Industries, Inc.	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$(72)	$308	$—	$—	$236
Investing Activities
Additions to property, plant, and equipment	—	(139)	—	—	(139)
Proceeds from insurance settlement	—	58	—	—	58
Net cash provided by (used in) investing activities	—	(81)	—	—	(81)
Financing Activities
Repayment of long-term debt	(51)	—	—	—	(51)
Debt issuance costs	(5)	—	—	—	(5)
Repurchases of common stock	(119)	—	—	—	(119)
Dividends paid	(25)	—	—	—	(25)
Proceeds from stock option exercises	7	—	—	—	7
Excess tax benefit related to stock-based compensation	—	24	—	—	24
Cash sweep/funding by parent	251	(251)	—	—	—
Net cash provided by (used in) financing activities	58	(227)	—	—	(169)
Change in cash and cash equivalents	(14)	—	—	—	(14)
Cash and cash equivalents, beginning of period	1,056	—	1	—	1,057
Cash and cash equivalents, end of period	$1,042	$—	$1	$—	$1,043

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

	Year Ended December 31, 2012
($ in millions)	Huntington Ingalls Industries, Inc.	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$(62)	$393	$1	$—	$332
Investing Activities
Additions to property, plant, and equipment	—	(162)	—	—	(162)
Net cash provided by (used in) investing activities	—	(162)	—	—	(162)
Financing Activities
Repayment of long-term debt	(29)	—	—	—	(29)
Repurchases of common stock	(1)	—	—	—	(1)
Dividends paid	(5)	—	—	—	(5)
Proceeds from stock option exercises	7	—	—	—	7
Cash sweep/funding by parent	231	(231)	—	—	—
Net cash provided by (used in) financing activities	203	(231)	—	—	(28)
Change in cash and cash equivalents	141	—	1	—	142
Cash and cash equivalents, beginning of period	915	—	—	—	915
Cash and cash equivalents, end of period	$1,056	$—	$1	$—	$1,057

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

	Year Ended December 31, 2011
($ in millions)	Huntington Ingalls Industries, Inc.	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$(47)	$575	$—	$—	$528
Investing Activities
Additions to property, plant, and equipment	—	(197)	—	—	(197)
Net cash provided by (used in) investing activities	—	(197)	—	—	(197)
Financing Activities
Proceeds from issuance of long-term debt	1,775	—	—	—	1,775
Repayment of long-term debt	(22)	—	—	—	(22)
Debt issuance costs	(54)	—	—	—	(54)
Repayment of notes payable to former parent and accrued interest	—	(954)	—	—	(954)
Dividend to former parent in connection with spin-off	(1,429)	—	—	—	(1,429)
Proceeds from stock option exercises	2	—	—	—	2
Net transfers from (to) former parent	—	1,266	—	—	1,266
Cash sweep/funding by parent	690	(690)	—	—	—
Net cash provided by (used in) financing activities	962	(378)	—	—	584
Change in cash and cash equivalents	915	—	—	—	915
Cash and cash equivalents, beginning of period	—	—	—	—	—
Cash and cash equivalents, end of period	$915	$—	$—	$—	$915